PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 10 — PROPERTY, PLANT AND EQUIPMENT

a) Summary of changes in property, plant and equipment:

	Land and buildings	Machines, equipment, and installations	Data electronic equipment	Property, plant and equipment under construction	Other	Total
Cost of the property, plant, and equipment
Balances as of January 1, 2015	9,083,765	28,434,074	755,455	4,065,627	1,296,613	43,635,534

Additions	2,150	238,060	8,194	2,000,515	75,799	2,324,718
Capitalized interest	—	—	—	213,476	—	213,476
Business Combination	30,693	10,767	503	1,784	10,853	54,600
Transfers	462,812	1,475,130	40,512	(1,999,840)	21,386	—
Disposals	(69,777)	(142,936)	(20,166)	(103,959)	(29,769)	(366,607)
Impairment	(60,952)	(1,501,293)	—	(543,726)	—	(2,105,971)
Foreign exchange effect	1,394,111	4,102,898	154,768	434,999	95,603	6,182,379

Balances as of December 31, 2015	10,842,802	32,616,700	939,266	4,068,876	1,470,485	49,938,129

Additions	35,238	93,290	2,126	1,117,317	75,920	1,323,891
Capitalized interest	—	—	—	187,375	—	187,375
Transfers	584,575	2,665,898	74,804	(3,314,746)	(10,531)	—
Disposals	(81,256)	(271,104)	(60,542)	(1,550)	(46,888)	(461,340)
Effect of selling of subsidiary	(1,011,492)	(1,726,440)	(112,319)	(53,630)	(52,281)	(2,956,162)
Impairment (note 28)	(52,071)	(183,788)	(228)	—	(3,242)	(239,329)
Foreign exchange effect	(834,043)	(2,560,676)	(81,033)	(240,994)	(74,219)	(3,790,965)

Balances as of December 31, 2016	9,483,753	30,633,880	762,074	1,762,648	1,359,244	44,001,599

Additions	2,028	124,136	1,770	687,019	58,376	873,329
Capitalized interest	—	—	—	44,260	—	44,260
Transfers	700,318	716,685	19,340	(1,440,183)	3,840	—
Disposals	(157,625)	(232,771)	(12,963)	(60,151)	(49,962)	(513,472)
Loss of control by selling of subsidiary (note 3.4)	(119,928)	(900,840)	(16,426)	(1,382)	(53,129)	(1,091,705)
Impairment (note 28)	(10,063)	(255,293)	—	—	(13)	(265,369)
Assets held for sale (note 3.4)	(1,013,466)	(2,734,923)	(53,315)	(107,677)	(171,404)	(4,080,785)
Foreign exchange effect	200,681	665,730	11,158	66,146	28,745	972,460

Balances as of December 31, 2017	9,085,698	28,016,604	711,638	950,680	1,175,697	39,940,317

	Land and buildings	Machines, equipment, and installations	Data electronic equipment	Property, plant and equipment under construction	Other	Total
Accumulated depreciation
Balances as of January 1, 2015	(3,618,197)	(16,825,332)	(664,783)	—	(395,433)	(21,503,745)

Depreciation, amortization and depletion	(323,824)	(1,842,158)	(48,195)	—	(96,391)	(2,310,568)
Transfers	8,815	(9,071)	360	—	(104)	—
Disposals	26,846	175,405	15,512	—	28,844	246,607
Foreign exchange effect	(481,359)	(2,913,862)	(130,514)	—	(60,362)	(3,586,097)

Balances as of December 31, 2015	(4,387,719)	(21,415,018)	(827,620)	—	(523,446)	(27,153,803)

Depreciation, amortization and depletion	(334,365)	(1,738,759)	(44,437)	—	(100,259)	(2,217,820)
Transfers	(12,015)	(2,368)	968	—	13,415	—
Disposals	14,696	243,429	56,466	—	31,589	346,180
Loss of control by selling of subsidiary (note 3.4)	524,209	1,515,886	95,809	—	37,965	2,173,869
Foreign exchange effect	296,523	1,792,251	69,172	—	43,920	2,201,866

Balances as of December 31, 2016	(3,898,671)	(19,604,579)	(649,642)	—	(496,816)	(24,649,708)

Depreciation, amortization and depletion	(343,373)	(1,361,561)	(40,915)	—	(61,506)	(1,807,355)
Transfers	(38,467)	25,886	(400)	—	12,981	—
Disposals	67,598	218,590	12,790	—	43,067	342,045
Loss of control by selling of subsidiary (note 3.4)	28,691	589,951	12,627	—	41,117	672,386
Assets held for sale (note 3.4)	370,727	1,989,917	54,275	—	95,350	2,510,269
Foreign exchange effect	(101,528)	(435,040)	(10,969)	—	(16,675)	(564,212)

Balances as of December 31, 2017	(3,915,023)	(18,576,836)	(622,234)	—	(382,482)	(23,496,575)

Net property, plant and equipment
Balances as of December 31, 2015	6,455,083	11,201,682	111,646	4,068,876	947,039	22,784,326

Balances as of December 31, 2016	5,585,082	11,029,301	112,432	1,762,648	862,428	19,351,891

Balances as of December 31, 2017	5,170,675	9,439,768	89,404	950,680	793,215	16,443,742

The average rate of capitalized interest in 2017 was 6.6% (6.6% in 2016 and 6.4% in 2015).

The following useful lives are used to calculate depreciation, amortization, and depletion:

Useful lives of property, plant and equipment
Buildings	20 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years

b) Guarantees — property, plant and equipment have been pledged as collateral for loans and financing in the amount of R$ 609,116 as of December 31, 2017 (R$ 632,376 and R$ 823,650 as of December 31, 2016 and 2015, respectively).

c) Impairment of property, plant and equipment — At December 31, 2017, the carrying amount of items of property, plant and equipment for which an impairment loss has been recognized up to current year is R$ 118,348 for land, buildings and construction (R$ 112,438 as of December 31, 2016), R$ 783,183 for machines, equipment and installations (R$ 642,592 as of December 31, 2016), R$ 543,726 for Property, plant and equipment under construction (R$ 543,726 as of December 31, 2016). The loss of control of Diaco S.A. has been reflected in the results above (see Note 3.4).